Consolidated Cash Flow Statements	6 Months Ended
	Jun. 30, 2020 USD ($) tanker vessel	Jun. 30, 2019 USD ($)
Operating activities
Net income / (loss)	$ 190,568,000	$ (15,244,000)
Depreciation - owned or sale and leaseback vessels	94,943,000	88,183,000
Depreciation - right of use assets	26,806,000	8,030,000
Amortization of restricted stock	15,355,000	13,860,000
Amortization of deferred financing fees	3,086,000	4,088,000
Write-off of deferred financing fees	313,000	275,000
Accretion of Convertible Notes	4,565,000	6,995,000
Accretion of fair value measurement on debt assumed from historical acquisitions	1,742,000	1,827,000
Cash flows from (used) in operating activities before changes in assets and liabilities	337,378,000	108,014,000
Changes in assets and liabilities:
Increase in inventories	(1,160,000)	(461,000)
(Increase) / decrease in accounts receivable	(36,748,000)	13,248,000
Decrease / (increase) in prepaid expenses and other current assets	1,998,000	(175,000)
Decrease / (increase) in other assets	666,000	(2,807,000)
(Decrease) / increase in accounts payable	(5,423,000)	1,186,000
(Decrease) / increase accrued expenses	(4,616,000)	2,272,000
Total changes in assets and liabilities	(45,283,000)	13,263,000
Net cash inflow from operating activities	292,095,000	121,277,000
Investing activities
Drydock, scrubber and BWTS payments	(119,805,000)	(59,688,000)
Net cash outflow from investing activities	(119,805,000)	(59,688,000)
Financing activities
Repayments of borrowings, classified as financing activities	381,657,000	166,755,000
Proceeds from borrowings, classified as financing activities	318,194,000	0
Payments for debt issue costs	9,706,000	1,288,000
Principal repayments on IFRS 16 lease liabilities	(41,668,000)	(7,129,000)
Increase in restricted cash	0	(9,000)
Repayment of Convertible Notes	0	(2,266,000)
Proceeds from issue of ordinary shares	2,601,000	0
Equity issuance costs	(26,000)	(295,000)
Dividends paid	(11,739,000)	(10,279,000)
Repurchase of common stock	0	(1,000)
Net cash outflow from financing activities	(124,001,000)	(188,022,000)
Increase (decrease) in cash and cash equivalents	48,289,000	(126,433,000)
Cash and cash equivalents at January 1,	202,303,000	593,652,000
Cash and cash equivalents at June 30,	250,592,000	467,219,000
Supplemental information:
Interest paid (which includes $1.0 million, and $1.3 million of interest capitalized during the six months ended June 30, 2020 and 2019, respectively)	1,000,000.0	1,300,000
Interest paid (which includes $1.0 million, and $1.3 million of interest capitalized during the six months ended June 30, 2020 and 2019, respectively)	75,848,000	$ 83,496,000
Right-of-use asset fair value used as deemed cost	840,121,000
Right-of-use assets	$ 791,927,000
Bareboat charter agreements fixed rate [Member]
Supplemental information:
Number of vessels | vessel	10
Right-of-use asset fair value used as deemed cost	$ 24,200,000
Combined lease liability relating to right-of-use asset	$ 24,200,000
Number of vessels bareboat charter agreements | tanker	7
Bareboat charter agreements fixed rate [Member] | Handymax [Member]
Supplemental information:
Number of vessels bareboat charter agreements | tanker	7
Bareboat charter agreements variable rate [Member]
Supplemental information:
Number of vessels | vessel	18
Bareboat charter agreements variable rate [Member] | MR [Member] | Trafigura Transaction [Member]
Supplemental information:
Assumption of obligations	$ 103,600,000
Number of vessels | vessel	3
Exercise of the purchase options at expiration	$ 103,600,000
Bareboat chartered in product tankers [Member]
Supplemental information:
Number of vessels | tanker	1
Bareboat chartered in product tankers [Member] | Lease modification [Member]
Supplemental information:
Combined lease liability relating to right-of-use asset	$ 1,600,000
Right-of-use assets	$ 1,600,000